Property and Equipment, Net	6 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of March 31, 2025	As of September 30, 2024
Cost
Office equipment	$29,646	$30,672
Vehicle	308,053	319,574
Leasehold improvement	9,924	10,385
	347,623	360,631

Less: accumulated depreciation and amortization	(297,029)	(274,824)
Property and equipment, net	$50,594	$85,807

(1)	Depreciation expense was $22,205 and $40,959 for the six months ended March 31, 2025 and 2024, respectively.

(2)	No impairment loss was recognized for the six months ended March 31, 2025 and 2024, respectively.

(3)	As of March 31, 2025 and September 30, 2024, a vehicle, owned by Chuancheng Digital, for which the carrying value was $24,988 and $77,550, was pledged to secure a long-term loan from a financial institution.